Commitments and Contingencies	6 Months Ended
Jun. 30, 2015
Commitments and Contingencies
Commitments and Contingencies

12Commitments and Contingencies

There are no material legal proceedings to which the Company is a party or to which any of its properties are the subject, or other contingencies that the Company is aware of, other than routine litigation incidental to the Company’s business. Furthermore, the Company does not have any commitments outstanding.